Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Wells Fargo Commercial Mortgage Securities, Inc.
30 Hudson Yards
New York, New York 10001

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of SREIT Trust 2021-PALM, Commercial Mortgage Pass-Through Certificates, Series 2021-PALM. Wells Fargo Commercial Mortgage Securities, Inc. (the “Company”) is responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Wells Fargo Bank, National Association and Wells Fargo Securities, LLC (together with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On October 1, 2021, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by two mortgaged properties (the “Mortgage Loan”).

From September 29, 2021 through October 1, 2021, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,”

Member of Deloitte Touche Tohmatsu Limited

“None - Company Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

October 1, 2021

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by representatives of the Company, with respect to the Mortgage Loan (the “Source Documents”):

Loan agreement or consolidated, amended and restated renewal promissory note (collectively, the “Loan Agreement”);

The guaranty agreement or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement (the “Cash Management Agreement”);

The closing statement (the “Closing Statement”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Underwritten rent roll (the “Rent Roll”);

Pro-forma title policy (the “Title Policy”);

The phase I environmental report (the “Phase I Report”);

The underwritten financial summary (the “Underwritten Financial Summary Report”);

Apartment management agreement (the “Management Agreement”);

Interest rate cap confirmation (the “Cap Confirmation”);

Property Hazard and Liability Insurance Certificates (collectively, the “Insurance Certificate”); and

Certificate of amendment of the certificate of formation (the “Certificate of Amendment”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Mortgage Loan Originator	Loan Agreement
3	Mortgage Loan Seller	Identification purposes only - not applicable
4	Property Name	Identification purposes only - not applicable
5	Property Address	Appraisal Report
6	Property City	Appraisal Report
7	Property State	Appraisal Report
8	Property Zip Code	Appraisal Report
9	County	Appraisal Report
10	Market	Appraisal Report
11	Year Built	Appraisal Report
12	Year Renovated	Appraisal Report
13	General Property Type	Appraisal Report
14	Specific Property Type	Appraisal Report
15	Total Property Units	Rent Roll
16	Total Property Occupancy Rate	Rent Roll
17	Occupancy As of Date	Underwritten Financial Summary Report
18	Loan Purpose (Acquisition, Refinance, Finance)	Loan Agreement
19	Mortgage Loan Per Unit	Refer to calculation procedures
20	Total Debt Per Unit	Refer to calculation procedures
21	Original Principal Balance	Loan Agreement
22	Loan Level Cut-Off Date Balance	Loan Agreement
23	Property Level Cut-Off Date Balance	Loan Agreement
24	% of Aggregate Cut-off Date Balance	Refer to calculation procedures
25	Balloon Payment	Loan Agreement
26	Borrower Name	Certificate of Amendment
27	Sponsor	Loan Agreement
28	Carveout Guarantor	Guaranty
29	Property Manager	Management Agreement
30	Note Date	Loan Agreement
31	First Payment Date	Loan Agreement
32	Initial Maturity Date or Anticipated Repayment Date	Loan Agreement
33	Fully Extended Maturity Date or Anticipated Repayment Date	Loan Agreement
34	Monthly Debt Service Amount	Refer to calculation procedures
35	Mortgage Loan Spread	Loan Agreement
36	Mortgage Rate	Refer to calculation procedures
37	Certificate Administrator Fee Rate	None - Company Provided
38	Operating Advisor Fee Rate	None - Company Provided

	Characteristic	Source Document
39	Servicing Fee Rate	None - Company Provided
40	CREFC Fee Rate	None - Company Provided
41	Rate Type	Loan Agreement
42	Mortgage Rate Index	Loan Agreement
43	Rounding Factor	Loan Agreement
44	Rounding Direction	Loan Agreement
45	LIBOR Assumption	None - Company Provided
46	LIBOR Floor %	Loan Agreement
47	Initial Rate Cap Strike Price %	Loan Agreement
48	Initial Rate Cap Strike Term (Years)	Loan Agreement
49	Final Rate Cap Strike Price %	Loan Agreement
50	Final Rate Cap Strike Term (Years)	Loan Agreement
51	LIBOR Cap Expiration Date	Cap Confirmation
52	Rate Cap Provider	Cap Confirmation
53	Interest Accrual Basis	Loan Agreement
54	Interest Accrual Start	Loan Agreement
55	Interest Accrual End	Loan Agreement
56	Prepayment Restriction Code	Loan Agreement
57	Partial Release and/or Partial Prepayment (Y/N)	Loan Agreement
58	Partial Release and/or Prepayment Description	Loan Agreement
59	Amortization Term (Original)	Loan Agreement
60	Amortization Term (Remaining)	Loan Agreement
61	Loan Term (Original)	Loan Agreement
62	Loan Term (Remaining)	Loan Agreement
63	Extension Options Description	Loan Agreement
64	IO Period	Loan Agreement
65	Seasoning	Loan Agreement
66	Loan Amortization Type	Loan Agreement
67	ARD Loan (Y/N)	Loan Agreement
68	Appraisal Firm	Appraisal Report
69	As-Is Appraisal Valuation Date	Appraisal Report
70	As-Is Appraised Value	Appraisal Report
71	Cut-Off Date LTV Ratio	Refer to calculation procedures
72	LTV Ratio at Maturity or ARD	Refer to calculation procedures
73	UW NCF DSCR	Refer to calculation procedures
74	UW NCF DSCR at Initial Rate Cap	Refer to calculation procedures
75	Cut-Off Date UW NOI Debt Yield	Refer to calculation procedures
76	Cut-Off Date UW NCF Debt Yield	Refer to calculation procedures
77	Most Recent NOI Date	Underwritten Financial Summary Report
78	Most Recent Description	Underwritten Financial Summary Report

	Characteristic	Source Document
79	Most Recent Effective Gross Income	Underwritten Financial Summary Report
80	Most Recent Expenses	Underwritten Financial Summary Report
81	Most Recent NOI	Underwritten Financial Summary Report
82	Most Recent NCF	Underwritten Financial Summary Report
83	Underwritten Effective Gross Income	Underwritten Financial Summary Report
84	Underwritten Expenses	Underwritten Financial Summary Report
85	UW NOI	Underwritten Financial Summary Report
86	UW Replacement Reserves	Underwritten Financial Summary Report
87	UW NCF	Underwritten Financial Summary Report
88	Loan Cross Portfolio Name	Loan Agreement
89	Affiliated Sponsor (Y/N)	Not applicable
90	Lien Position	Title Policy
91	Title Vesting (Fee/Leasehold/Both)	Title Policy
92	Ground Lease Initial Expiration Date	Not applicable
93	Type of Lockbox	Loan Agreement / Cash Management Agreement
94	Real Estate Tax Escrow - Initial	Closing Statement
95	Real Estate Tax Escrow - Ongoing	Loan Agreement
96	Real Estate Tax Escrow - Springing Condition	Loan Agreement
97	Insurance Escrow - Initial	Closing Statement
98	Insurance Escrow - Ongoing	Loan Agreement
99	Insurance Escrow - Springing Condition	Loan Agreement
100	Replacement Reserve Escrow - Initial	Loan Agreement
101	Replacement Reserve Escrow - Ongoing	Loan Agreement
102	Replacement Reserve Escrow - Springing Condition	Loan Agreement
103	Immediate Repairs Escrow - Initial	Loan Agreement
104	Immediate Repairs Escrow - Ongoing	Loan Agreement
105	Rollover Escrow - Initial	Loan Agreement
106	Rollover Escrow - Ongoing	Loan Agreement
107	Rollover Escrow - Springing Condition	Loan Agreement
108	Other Escrow Required	Loan Agreement
109	Other Escrow 1 - Description	Loan Agreement
110	Other Escrow 1 -Initial	Loan Agreement
111	Other Escrow 1 - Ongoing	Loan Agreement
112	Other Escrow 1 - Springing Condition	Loan Agreement
113	Other Escrow 2 - Description	Loan Agreement
114	Other Escrow 2 -Initial	Loan Agreement
115	Other Escrow 2 - Ongoing	Loan Agreement
116	Other Escrow 2 - Springing Condition	Loan Agreement
117	Pari Passu Debt (Y/N)	Loan Agreement

	Characteristic	Source Document
118	Total Pari Passu Cut-Off Date Principal Balance	Not applicable
119	Trust Component % of Pari Passu	Not applicable
120	Existing Subordinate Secured Debt (Y/N)	Loan Agreement
121	Sub Sec Debt Description	Not applicable
122	Sub Sec Debt Original Principal Balance	Not applicable
123	Sub Sec Debt Cut-Off Date Principal Balance	Not applicable
124	Existing Mezzanine Debt (Y/N)	Loan Agreement
125	Mezzanine Debt Cut-Off Date Principal Balance	Not applicable
126	Existing Unsecured Debt (Y/N)	Loan Agreement
127	Unsecured Debt Cut-Off Date Principal Balance	Not applicable
128	Future Debt Permitted (Y/N)	Loan Agreement
129	Future Secured Debt Permitted (Y/N)	Loan Agreement
130	Future Mezzanine Debt Permitted (Y/N)	Loan Agreement
131	Future Unsecured Debt Permitted (Y/N)	Loan Agreement
132	Environmental Phase I Report Firm	Phase I Report
133	Environmental Phase I Report Date	Phase I Report
134	Environmental Phase II Report Date	Not applicable
135	Engineering Report Firm	Engineering Report
136	Engineering Report Date	Engineering Report
137	Seismic Report Firm	Not applicable
138	Seismic Report Date	Not applicable
139	Seismic PML %	Not applicable
140	Terrorism Insurance	Insurance Certificate
141	Windstorm Insurance	Insurance Certificate
142	Earthquake Insurance	Insurance Certificate
143	Flood Insurance	Insurance Certificate

Calculation Procedures

With respect to Characteristic 19, we recomputed the Mortgage Loan Per Unit by dividing the (i) Loan Level Cut-Off Date Balance by (ii) Total Property Units.

With respect to Characteristic 20, we recomputed the Total Debt Per Unit by dividing the (i) Loan Level Cut-Off Date Balance by (ii) Total Property Units.

With respect to Characteristic 24, we recomputed the % of Aggregate Cut-off Date Balance by dividing the (i) Loan Level Cut-Off Date Balance by (ii) sum of Property Level Cut-Off Date Balance.

With respect to Characteristic 34, we recomputed the Monthly Debt Service Amount by dividing (i) the product of (a) the Loan Level Cut-Off Date Balance, (b) the Mortgage Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 36, we recomputed the Mortgage Rate as the sum of the (i) Mortgage Loan Spread and (ii) LIBOR Assumption.

With respect to Characteristic 71, we recomputed the Cut-off Date LTV Ratio by dividing the (i) Loan Level Cut-Off Date Balance by (ii) As-Is Appraised Value.

With respect to Characteristic 72, we recomputed the LTV Ratio at Maturity or ARD by dividing the (i) Balloon Payment by (ii) As-Is Appraised Value.

With respect to Characteristic 73, we recomputed the UW NCF DSCR by dividing the (i) UW NCF by (ii) product of (a) the Monthly Debt Service Amount and (b) twelve.

With respect to Characteristic 74, we recomputed the UW NCF DSCR at Initial Rate Cap by dividing the (i) UW NCF by (ii) product of the (a) Loan Level Cut-Off Date Balance, (b) sum of the (x) Mortgage Loan Spread and (y) Initial Rate Cap Strike Price % and (c) a fraction equal to 365/360.

With respect to Characteristic 75, we recomputed the Cut-Off Date UW NOI Debt Yield by dividing the (i) UW NOI by (ii) Loan Level Cut-Off Date Balance.

With respect to Characteristic 76, we recomputed the Cut-Off Date UW NCF Debt Yield by dividing the (i) UW NCF by (ii) Loan Level Cut-Off Date Balance.